Taxes on Income (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Taxes on Income [Line Items]
Annual revenue (in New Shekels) | ₪		₪ 10,000,000,000
Withholding tax rate (in New Shekels) | ₪		₪ 20
Corporate tax rate percentage	23.00%	23.00%	23.00%
Carryforward operating tax losses (in Dollars)	$ 65,730
Carryforward capital tax losses (in Dollars)	1,158
Revenue (in Euro)	$ 13,837,932			$ 12,640,553	$ 3,885,618
Effective tax rate	15.00%	15.00%	15.00%
Preferred Technological Enterprise [Member]
Taxes on Income [Line Items]
Tax rate percentage	12.00%	12.00%	12.00%
Preferred Technological Income [Member]
Taxes on Income [Line Items]
Tax rate percentage	6.00%	6.00%	6.00%
MNE [Member]
Taxes on Income [Line Items]
Revenue (in Euro) | €			€ 750